Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (874,831)	$ 230,132
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	804,731	795,073
Bad debt expense	227,427	39,041
Changes in operating assets and liabilities:
Accounts receivable	(1,203,087)	(917,957)
Inventories	(133,831)	(37,123)
Advances to suppliers	(216,274)	(35,196)
Other receivables	(612,881)	966,416
Other current assets	(500,639)	496,650
Prepaid expenses	(46,738)	(10,312)
Restricted assets	(129,230)
Long-term prepaid expenses	(374,620)
Accounts payable and accrued payables	(95,375)	205,570
Advances from customers	(16,833)	(61,292)
Other payables	(21,068)	(1,003,678)
Total adjustments	(2,318,418)	437,192
Net cash provided by operating activities	(3,193,249)	667,324
CASH FLOWS FROM INVESTING ACTIVITIES
Increase in held for sale investment	(32,488)
Investment in construction in progress	(1,455,217)	(640,289)
Purchase of plant and equipment	(873,035)	(743,650)
Net cash used in investing activities	(2,360,740)	(1,383,939)
CASH FLOWS FROM FINANCING ACTIVITIES
Due from related party	3,697,656	(1,150,160)
Proceeds from long-term loans		6,821,715
Repayment of long-term loans	(6,946,127)
Repayment of short-term loans	(6,364,591)	(12,536,885)
Proceeds from short-term loans	15,410,710	7,614,938
Net cash provided by financing activities	5,797,648	749,608
EFFECT OF EXCHANGE RATE CHANGES ON CASH	16,042	3,030
NET INCREASE IN CASH	259,701	36,023
CASH, BEGINNING OF YEAR	407,323	371,300
CASH, END OF YEAR	667,024	407,323
Cash paid during the period for:
Interest paid	858,799	499,535
Income tax paid